Shareholder Report, Holdings (Details)	Jun. 30, 2024
Class A | U.S. Government & Agency Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	34.00%
Class A | Sovereign Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	30.70%
Class A | Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	25.50%
Class A | Corporate Bonds & Notes [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
Class A | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
Class C | U.S. Government & Agency Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	34.00%
Class C | Sovereign Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	30.70%
Class C | Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	25.50%
Class C | Corporate Bonds & Notes [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
Class C | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
Class C1 | U.S. Government & Agency Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	34.00%
Class C1 | Sovereign Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	30.70%
Class C1 | Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	25.50%
Class C1 | Corporate Bonds & Notes [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
Class C1 | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
Class FI | U.S. Government & Agency Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	34.00%
Class FI | Sovereign Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	30.70%
Class FI | Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	25.50%
Class FI | Corporate Bonds & Notes [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
Class FI | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
Class R | U.S. Government & Agency Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	34.00%
Class R | Sovereign Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	30.70%
Class R | Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	25.50%
Class R | Corporate Bonds & Notes [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
Class R | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
Class I | U.S. Government & Agency Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	34.00%
Class I | Sovereign Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	30.70%
Class I | Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	25.50%
Class I | Corporate Bonds & Notes [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
Class I | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
Class IS | U.S. Government & Agency Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	34.00%
Class IS | Sovereign Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	30.70%
Class IS | Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	25.50%
Class IS | Corporate Bonds & Notes [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
Class IS | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%